Risk management - Components of Risk Management on Consolidated Statements of Income (Loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized risk management gain/loss on settlement of commodity contracts/assignment	$ (6)	$ (65)
Realized risk management gain/loss on settlement of foreign exchange contracts		(20)
Total realized risk management gain (loss)	(6)	(85)
Unrealized risk management gain/loss on commodity contracts	(9)	43
Unrealized risk management gain/loss on foreign exchange contracts		(2)
Unrealized risk management gain/loss on cross currency swaps		18
Total unrealized risk management gain (loss)	(9)	59
Risk management gain (loss)	$ (15)	$ (26)